Post-retirement benefits - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [Line Items]
Securities included in fair value of plan assets	$ 2	$ 2
Defined benefit expenses excluded form unerlying earnings	0	0	$ 0
Excess of service cost over cash paid to defined contribution plans	4
Estimated contributions to defined benefit pension plans for 2022	190
Loss on application of asset ceiling	$ (1)	$ 0	0
Defined benefit obligation weighted average expected future life time	27 years	27 years
Defined benefit obligation weighted average expected future life time at man aged 60 in 2040	28 years	28 years
Present value of defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Past service cost	$ 0	$ 2
Settlements	$ 0	$ 380
Healthcare plans
Disclosure of defined benefit plans [Line Items]
Discount rate	5.40%	3.10%
Medical trend rate (%)	7.10%	6.30%
Reduction in medical trend rate (%)	4.80%	4.70%
UK
Disclosure of defined benefit plans [Line Items]
Past service cost			$ 1
Discount rate	4.90%	1.90%
France | Present value of defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Settlements		$ 294